Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
MEDIUM-DURATION BOND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Medium-Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 346% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	346.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current Management fee based on a reduction to the advisory fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in investment grade fixed-income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund invests primarily in:
  Obligations issued or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations of developed and emerging markets.
  Mortgage-backed and asset-backed securities.
  The Fund may enter into repurchase agreements relating to the above instruments.
  The average quality rating for the Fund's portfolio will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's® ("S&P®") or Fitch, Inc. ("Fitch"). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities ("junk bonds") rated "B" category or higher by Moody's or the equivalent by S&P® or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a "B" category or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The average dollar-weighted duration of the Fund normally varies between three and seven years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security's duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund's dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 10% of the Fund's total market value.
  The Fund may invest to a lesser extent in preferred stock.
  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes). The Fund may also take long or short positions in other types of derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the Fund's Board of Trustees and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in investments that it owns. There is no guarantee that the Fund's investments will increase in value. It is possible to lose money by investing in the Fund.
  Because the Fund invests in fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. As of the date of this Prospectus, interest rates in the United States are near historic lows, but may rise significantly or rapidly, causing losses to the Fund. An investor in this Fund should be able to accept some short-term fluctuations in value. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund's average maturity may lengthen due to a drop in prepayments. This may increase the Fund's sensitivity to interest rates and its potential for price declines.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund's liquidity.
  Due to a rise in interest rates or other changing government policies that may cause investors to move out of fixed-income securities on a large scale, the Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund's performance.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  High yield securities ("junk bonds") involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company's liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund's after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 7.46% 6/2009	Worst Quarter: (4.15)% 9/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
MEDIUM-DURATION BOND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses	rr_NetExpensesOverAssets	0.44%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	143
5 Years	rr_ExpenseExampleYear05	251
10 Years	rr_ExpenseExampleYear10	$ 566
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	3.66%
Ten Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
MEDIUM-DURATION BOND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual operating expenses	rr_NetExpensesOverAssets	0.71%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	231
5 Years	rr_ExpenseExampleYear05	404
10 Years	rr_ExpenseExampleYear10	$ 905
2006	rr_AnnualReturn2006	4.37%
2007	rr_AnnualReturn2007	6.46%
2008	rr_AnnualReturn2008	(3.89%)
2009	rr_AnnualReturn2009	16.97%
2010	rr_AnnualReturn2010	8.65%
2011	rr_AnnualReturn2011	6.49%
2012	rr_AnnualReturn2012	7.68%
2013	rr_AnnualReturn2013	(1.98%)
2014	rr_AnnualReturn2014	5.82%
2015	rr_AnnualReturn2015	(0.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.15%)
One Year	rr_AverageAnnualReturnYear01	(0.22%)
Five Years	rr_AverageAnnualReturnYear05	3.48%
Ten Years	rr_AverageAnnualReturnYear10	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
MEDIUM-DURATION BOND | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.06%)	[4]
Five Years	rr_AverageAnnualReturnYear05	2.51%	[4]
Ten Years	rr_AverageAnnualReturnYear10	3.37%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[4]
MEDIUM-DURATION BOND | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.05%)	[4],[5]
Five Years	rr_AverageAnnualReturnYear05	2.30%	[4],[5]
Ten Years	rr_AverageAnnualReturnYear10	3.22%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[4],[5]
MEDIUM-DURATION BOND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.55%
Five Years	rr_AverageAnnualReturnYear05	3.25%
Ten Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001

[1]	The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund's investment of cash balances in the Money Market Fund through April 30, 2017.
[2]	(after fee waiver)
[3]	The expense information in the table has been restated to reflect the current Management fee based on a reduction to the advisory fee.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs"). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
[5]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.